SUBSEQUENT EVENTS (Details) - USD ($)		3 Months Ended				9 Months Ended
	Oct. 12, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2019	Jul. 01, 2019
Nominal value per share						$ 10.00	$ 10.00
Stock Redeemed or Called During Period, Value		$ (92,949)	$ (126,349)	$ 1,522,483	$ 669,011,539	$ 671,198,229
Class A Common Stock [Member]
Common stock, par value		$ 0.0001				$ 0.0001
Stock Redeemed or Called During Period, Value		$ (2)	$ (2)	$ (2)	$ 6,667	$ 6,662
Common Class C [Member] | Subsequent Event [Member]
Aggregate principal amount to be issued	$ 20,000,000
Skillsoft Merger Agreement [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Common stock, par value	$ 0.0001
Skillsoft Merger Agreement [Member] | Common Class C [Member] | Subsequent Event [Member]
Common stock, par value	$ 0.0001
Stock Redeemed or Called During Period, Value	$ 505,000,000
Skillsoft Merger Agreement [Member] | Class Shares [Member] | Subsequent Event [Member]
Nominal value per share	$ 0.01
Skillsoft Merger Agreement [Member] | Class B Shares [Member] | Subsequent Event [Member]
Nominal value per share	$ 0.01